Derivative Instruments	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
Derivative Instruments
Interest rate swaps

The Company uses interest rate swaps in accordance with its overall risk management policies. The Company enters into interest rate swap agreements which exchange a receipt of floating interest for a payment of fixed interest to reduce the Company’s exposure to interest rate variability on its outstanding floating-rate debt. The Company has not designated, for accounting purposes, its interest rate swaps as cash flow hedges of its U.S. Dollar denominated LIBOR borrowings.

In February 2016, in connection with the Company’s long-term debt facility entered into at that time, the Company entered into nine interest rate swaps. Four of the interest rate swaps commenced in October 2016, are scheduled to terminate in December 2020 and have notional amounts of $50.0 million each, at inception, with fixed rates of 1.462%. The remaining five interest rate swaps commenced in the first quarter of 2016 and are scheduled to terminate in January 2021, of which one swap has a notional amount of $75.0 million, one swap has a notional amount of $50.0 million, and three swaps have notional amounts of $25.0 million each with fixed rates of 1.549%, 1.155% and 1.549%, respectively.

As at December 31, 2019, the Company was committed to the following interest rate swap agreements:

	Interest Rate Index	Notional Amount $	Fair Value / Carrying Amount of Asset $	Remaining Term (years)	Fixed Interest Rate (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	46,281	97	1.0	1.46%
U.S. Dollar-denominated interest rate swaps	LIBOR	150,000	268	1.0	1.55%
U.S. Dollar-denominated interest rate swaps	LIBOR	50,000	294	1.0	1.16%

(1)	Excludes the margin the Company pays on its variable-rate debt, which, as of December 31, 2019 ranged from 0.30% to 3.50%.

(2)	Notional amount reduces quarterly.

The Company is potentially exposed to credit loss in the event of non-performance by the counterparty to the interest rate swap agreements in the event that the fair value results in an asset being recorded. In order to minimize counterparty risk, the Company only enters into interest rate swap agreements with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time transactions are entered into.

Forward freight agreements

The Company uses forward freight agreements (or FFAs) in non-hedge-related transactions to increase or decrease its exposure to spot market rates, within defined limits. Net gains and losses from FFAs are recorded within realized and unrealized gain (loss) on derivative instruments in the Company's consolidated statements of income (loss).

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Current portion of derivative assets $	Derivative assets $	Accounts Receivable /(Accrued liabilities) $	Current portion of derivative liabilities $
As at December 31, 2019
Interest rate swap agreements	577	82	230	—
Forward freight agreements	—	—	—	(86)
	577	82	230	(86)

As at December 31, 2018
Interest rate swap agreements	2,905	2,973	422	—
Forward freight agreements	—	—	(3)	(57)
	2,905	2,973	419	(57)

Realized and unrealized (losses) gains relating to interest rate swaps and FFAs are recognized in earnings and reported in realized and unrealized (loss) gain on derivative instruments in the Company’s consolidated statements of income (loss) as follows:

	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $
Realized gains (losses) relating to:
Interest rate swaps agreements	2,791	2,316	(994)
Forward freight agreements	1,489	137	270
Others	—	—	1,106
	4,280	2,453	382

Unrealized (losses) gains relating to:
Interest rate swaps agreements	(5,218)	636	2,099
Forward freight agreements	(29)	(57)	—
Other	—	—	(1,162)
	(5,247)	579	937
Total realized and unrealized (loss) gain on derivatives	(967)	3,032	1,319